Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,436,000
Previously Paid Amount	0.00
Total Fee Amount	612.61
Total Offset Amount	0.00
Net Fee	612.61
Narrative - Max Aggregate Offering Price	$ 4,436,000
Final Prospectus	true